SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
For the Wells Fargo Advantage Inflation-Protected Bond Fund (the "Fund")

Effective December 1, 2014, the prospectuses are supplemented as follows:

I. The Fund's name is changed to "Wells Fargo Advantage Real Return Fund."

II. The sections entitled "Principal Investment Strategies" for the Fund are replaced with the following:

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in debt securities;

■

at least 65% of the Fund's total assets in inflation-indexed debt securities;

■

up to 20% of the Fund's total assets in below investment-grade debt securities;

■

up to 15% of the Fund's total assets in debt securities of foreign-issuers, including issuers from emerging markets; and

■

up to 20% of the Fund's total assets in equity securities, including common and preferred stock, of domestic and foreign issuers, including issuers from emerging markets.

The Fund is a gateway fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We allocate investments to various broad asset classes based on our assessment of changing economic, global market, industry, and issuer conditions. We use a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to seek to take advantage of varying sector reactions to the economic environment. In implementing the active allocation strategy, we evaluate relative risk and relative values across asset classes, countries, sectors, and issuers.

We invest principally in debt securities, seeking to exceed the rate of inflation over a full market cycle. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers, including issuers from emerging markets. We invest primarily in inflation-indexed debt securities issued or guaranteed by governments, their agencies or instrumentalities, as well as corporate issuers. We may also invest in a variety of other debt securities, including corporate, mortgage- and asset-backed securities, bank loans and government obligations. We treat the returns from inflation-indexed debt securities as including interest paid on the principal amount of the security, adjustments made to the principal amount based on an official inflation measure and changes in market value.

We invest in investment-grade debt securities by generally purchasing securities that we believe have strong relative value based on an analysis of a security's characteristics (such as its principal value, coupon rate, credit quality, maturity, duration and yield) in light of the current market environment. We may also invest in below investment-grade debt securities, often called "high yield securities" or "junk bonds". We start our investment process with a focus on bottom-up fundamental credit analysis to generate investment ideas, to understand the potential risks, and to select individual securities that may potentially add value from income and/or capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a debt security due to changes in credit characteristics or our outlook, as well as changes in portfolio strategy or cash flow needs or to replace a debt security with another security that presents what we believe to be a better value or risk/reward profile.

We may invest in equity securities, including common and preferred stocks, of domestic and foreign issuers, including emerging market issuers and American Depositary Receipts (ADRs). We seek out securities of companies and other investments that we believe have strong financial attributes and offer compelling valuation opportunities. We may invest in equity securities of companies of any size. These investments will generally be within sectors of the market that we believe to be inflation-sensitive.

We may invest in derivatives, such as futures and swaps that have economic or financial characteristics that are similar to inflation-indexed or other debt securities. We may also use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return. We do not manage the Fund's portfolio to a specific maturity or duration.

We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

III. The section entitled "Principal Investment Risks" for the Fund is supplemented to add the following:

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. Loans may be exposed to highly leveraged borrowers, restrictions on transfer and illiquidity, difficulty in fair valuation, limitations on the exercise of remedies, the inability or unwillingness of assignor(s) on whom a Fund relies to demand and receive loan payments, and potential co-lender liability.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

IV. The table entitled "Fund Management" for the Fund is replaced with the following:

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Kandarp R. Acharya, CFA, FRM, Portfolio Manager/2014
Michael Bradshaw, CFA, Portfolio Manager/2014
Michael J. Bray, CFA, Portfolio Manager/2005
Christian L. Chan, CFA, Portfolio Manager/2014
Jeffrey Everett, CFA, Portfolio Manager/2014
Ann M. Miletti, Portfolio Manager/2014
Jay N. Mueller, CFA, Portfolio Manager/2005
Thomas M. Price, CFA, Portfolio Manager/2014
Dale Winner, CFA, Portfolio Manager/2014

V. The section entitled "Principal Risk Factors" for the Fund is supplemented to add the following:

■

Emerging Markets Risk

■

Foreign Currency Contracts Risk

■

Foreign Investment Risk

■

High Yield Securities Risk

■

Loan Risk

■

Smaller Company Securities Risk

■

Swaps Risk

VI. The section entitled "Description of Principal Investment Risks" is supplemented to add the following:

Emerging Markets Risk
Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets tend to have less developed legal and financial systems and a smaller market capitalization than markets in developed countries. Some emerging markets are subject to greater political instability. Additionally, emerging markets may have more volatile currencies and be more sensitive than developed markets to a variety of economic factors, including inflation. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk
A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes. The Fund's gains from positions in foreign currency contracts may accelerate and/or lead to recharacterization of the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also lead to recharacterization of the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

High Yield Securities Risk
High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities with similar maturities. Additionally, these securities tend to be less liquid and more difficult to value than higher-rated securities.

Loan Risk
Loans may be unrated, less liquid and more difficult to value than traditional debt securities. Loans may be made to finance highly leveraged corporate operations or acquisitions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such loans in secondary markets. As a result, a Fund may be unable to sell loans at a desired time or price. If the Fund acquires only an assignment or a participation in a loan made by a third party, the Fund may not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

VII. The section entitled "The Sub-Adviser and Portfolio Managers" is supplemented to add the following portfolio manager information for Wells Capital Management Incorporated:

Kandarp R. Acharya, CFA, FRM Real Return Fund

Mr. Acharya joined Wells Capital Management in 2013, where he currently serves as a Senior Portfolio Manager. Prior to joining Wells Capital Management, Mr. Acharya led the Advanced Analytics and Quantitative Research Group at Wells Fargo Wealth Management, where he also led the development and implementation of quantitative tactical allocation models as a member of the firm's Asset Allocation Committee.

Michael Bradshaw, CFA Real Return Fund	Mr. Bradshaw joined Wells Capital or one of its predecessor firms in 2006, where he currently serves as a Managing Director and Senior Portfolio Manager with the Precious Metals team.
Christian L. Chan, CFA Real Return Fund

Mr. Chan joined Wells Capital Management in 2013, where he currently serves as a Senior Portfolio Manager. Prior to joining Wells Capital Management, Mr. Chan was a Portfolio Manager at Wells Fargo Funds Management, LLC where he managed several of the firm's asset allocation mutual funds, and also served as the firm's Head of Investments.

Jeffrey Everett, CFA Real Return Fund

Mr. Everett joined Wells Capital Management in 2012, where he is a Senior Portfolio Manager. Prior to joining Wells Capital Management, Mr. Everett was a managing member at EverKey Global Partners, an investment firm he co-founded in 2007.

Ann M. Miletti Real Return Fund

Ms. Miletti joined Wells Capital Management or one of its predecessor firms in 1991, where she currently serves as a Managing Director and Lead Portfolio Manager for the Private Market Value Equity team.

Thomas M. Price, CFA Real Return Fund	Mr. Price joined Wells Capital or one of its predecessor firms in 1996, where he currently serves as a Managing Director and Senior Portfolio Manager specializing in taxable high yield securities.
Dale Winner, CFA Real Return Fund

Mr. Winner joined Wells Capital Management in 2012, where he is a Senior Portfolio Manager. Prior to joining Wells Capital Management, Mr. Winner was a Partner and portfolio manager at EverKey Global Partners, an investment firm he co-founded in 2007.

VIII. The Fund's current benchmark will remain the Barclays U.S. TIPS Index. The Consumer Price Index for Urban Consumers (CPI-U) is added as an additional benchmark.

August 14, 2014	IFR084/P1001SP

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Advantage Inflation-Protected Bond Fund (the “Fund”)

Effective December 1, 2014, the Statement of Additional Information is supplemented as follows:

The Fund’s name is changed to “Wells Fargo Advantage Real Return Fund.”

In the section entitled “Permitted Investment Activities and Certain Associated Risks,” the following sentence under “High Yield Securities” is removed:

  “The Inflation-Protected Bond Fund is not permitted to purchase high yield securities.”

The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” are amended to add the following information:

Kandarp R. Acharya, CFA, FRM[1]	Registered Investment Companies
	Number of Accounts	11
	Total Assets Managed	$5.07 Billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$84.74 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$13.46 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Michael Bradshaw, CFA[1]	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$1,056.4 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$3.0 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Christian L. Chan, CFA[1]	Registered Investment Companies
	Number of Accounts	11
	Total Assets Managed	$5.07 Billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$84.74 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$13.46 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Jeffrey Everett, CFA[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$611.79 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$39.79 Million
	Number of Accounts Subject to Performance Fee	3
	Assets of Accounts Subject to Performance Fee	$39.79 Million
	Other Accounts
	Number of Accounts	3
	Total Assets Managed	$85.01 Million
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$77.7 Million

Ann M. Miletti[1]	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$3,884 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	11
	Total Assets Managed	$715 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Thomas M. Price, CFA[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$4,332 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$33 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	3
	Total Assets Managed	$62 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Dale Winner, CFA[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$611.79 Million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$39.79 Million
	Number of Accounts Subject to Performance Fee	3
	Assets of Accounts Subject to Performance Fee	$39.79 Million
	Other Accounts
	Number of Accounts	3
	Total Assets Managed	$85.01 Million
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$77.7 Million

Portfolio Manager	Fund	Beneficial Ownership
Kandarp R. Acharya, CFA, FRM[1]	Wells Fargo Advantage Real Return Fund	$0
Michael Bradshaw, CFA[1]	Wells Fargo Advantage Real Return Fund	$0
Christian L. Chan, CFA[1]	Wells Fargo Advantage Real Return Fund	$0
Jeffrey Everett, CFA[1]	Wells Fargo Advantage Real Return Fund	$0
Ann M. Miletti[1]	Wells Fargo Advantage Real Return Fund	$0
Thomas M. Price, CFA[1]	Wells Fargo Advantage Real Return Fund	$0
Dale Winner, CFA[1]	Wells Fargo Advantage Real Return Fund	$0

1 The noted individuals will become portfolio managers of the Fund on December 1, 2014. The information presented in this table is as of the Fund’s fiscal year end, at which time the noted individuals were not portfolio managers of the Fund.

August 14, 2014